SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exchange Rate [Line Items]
Israeli CPI Points	116.3	112.6	109.4
Israeli Consumer Price Index Points Change In Period	3.3	3	5.3
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.647	3.627	3.519
Foreign Currency Exchange Rate Translation Change In Period	0.60%	3.10%	13.20%